Warrants (Details) - Summary of Warrants Outstanding - shares	Dec. 31, 2021	Dec. 31, 2020
Common stock warrants
Warrants Outstanding [Line Items]
Warrants Outstanding	230,976	230,976
Series B warrants
Warrants Outstanding [Line Items]
Warrants Outstanding	300,000	300,000
Series E-2 warrants
Warrants Outstanding [Line Items]
Warrants Outstanding	11,674,564	11,347,752
Series E-3 warrants
Warrants Outstanding [Line Items]
Warrants Outstanding	16,833,619	17,829,543
Horizon warrants
Warrants Outstanding [Line Items]
Warrants Outstanding	651,042	651,042